UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                     (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:   06/30

Date of reporting period:   9/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IMS Capital Value Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Common Stocks - 100.62%	Shares	Fair Value

Consumer Discretionary - 15.71%
DISH Network Corp. - Class A (a)	41,000	$1,027,460
D.R. Horton, Inc.	178,500	1,613,640
Goodyear Tire & Rubber Co. / The (a)	79,000	797,110
H&R Block, Inc.	54,100	720,071
Newell Rubbermaid, Inc.	76,400	906,868
Service Corporation International	160,000	1,465,600
		6,530,749

Consumer Staples - 2.58%
Tyson Foods, Inc. - Class A	61,700	1,071,112

Energy - 11.96%
Alpha Natural Resources, Inc. (a)	29,200	516,548
Danbury Resources, Inc. (a)	83,300	957,950
Oceaneering International, Inc.	30,000	1,060,200
Rowan Companies, Inc. (a)	30,000	905,700
Sunoco, Inc.	25,200	781,452
Ultra Petroleum Corp. (a)	27,000	748,440
		4,970,290

Financials - 10.91%
E*TRADE Financial Corp. (a)	76,800	699,648
First American Financial Corp.	61,100	782,080
Janus Capital Group, Inc.	102,000	612,000
KeyCorp	140,000	830,200
Lincoln National Corp.	47,900	748,677
Principal Financial Group, Inc.	38,100	863,727
		4,536,332

Health Care - 12.60%
Cooper Companies, Inc. / The	10,100	799,415
Hill-Rom Holdings, Inc.	19,500	585,390
Lincare Holdings, Inc.	40,200	904,500
Myriad Genetics, Inc. (a)	52,400	981,976
Omnicare, Inc.	43,700	1,111,291
WellCare Health Plans, Inc. (a)	22,500	854,550
		5,237,122

Industrials - 8.66%
AGCO Corp. (a)	27,400	947,218
FTI Consulting, Inc. (a)	24,300	894,483
Ryder System, Inc.	25,800	967,758
US Airways Group, Inc. (a)	144,000	792,000
		3,601,459

See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund
Schedule of Investments - continued
September 30, 2011 (Unaudited)

Common Stocks - 100.62% - continued	Shares	Fair Value

Information Technology - 22.63%
DST Systems, Inc.	12,700	$556,641
Itron, Inc. (a)	24,800	731,600
Jabil Circuit, Inc.	43,800	779,202
Lam Research Corp. (a)	16,900	641,862
Lexmark International, Inc. - Class A (a)	19,500	527,085
Micron Technology, Inc. (a)	244,700	1,233,288
Molex, Inc. - Class A	39,500	666,760
Novellus Systems, Inc. (a)	23,200	632,432
NVIDIA Corp. (a)	85,600	1,070,000
OmniVision Technologies, Inc. (a)	58,600	822,744
Riverbed Technologies, Inc. (a)	56,300	1,123,748
Xilinx, Inc.	22,600	620,144
		9,405,506

Materials - 11.04%
Alcoa, Inc.	90,350	864,650
Cytec Industries, Inc.	24,000	843,360
Schnitzer Steel Industries, Inc. - Class A	18,400	677,120
Scotts Miracle-Gro Co. / The - Class A	24,950	1,112,770
Titanium Metals Corp. (a)	73,000	1,093,540
		4,591,440

Telecommunication Service - 2.21%
MetroPCS Communications, Inc. (a)	105,600	919,776

Utilities - 2.32%
TECO Energy, Inc.	56,200	962,706

TOTAL COMMON STOCKS (Cost $52,689,101)		41,826,492

Money Market Securities - 0.04%

Federated Prime Obligations Fund - Institutional Shares, 0.13% (b)	16,225	16,225

TOTAL MONEY MARKET SECURITIES (Cost $16,225)		16,225

TOTAL INVESTMENTS (Cost $52,705,326) - 100.66%		$41,842,717

Liabilities in excess of other assets - (0.66)%		(273,313)

TOTAL NET ASSETS - 100.00%		$41,569,404

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the yield at September 30, 2011.

Tax Related
Gross unrealized appreciation		$1,187,282
Gross unrealized depreciation		(12,049,891)
Net unrealized appreciation (depreciation)		$(10,862,609)

Aggregate cost of securities for income tax purposes		$52,705,326

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Common Stocks - 14.20%	Shares	Fair Value

Consumer Discretionary - 1.36%
Bally Total Fitness Holding Corp. (a) (f) (h) (i)	459	$0
Staples, Inc.	34,200	454,860
		454,860

Consumer Staples - 2.94%
Eurofresh Holding Company, Inc. (a) (f) (h) (i)	14,706	3,677
Kraft Foods, Inc. - Class A	15,100	507,058
Philip Morris International, Inc.	7,500	467,850
		978,585

Financials - 2.68%
Fifth Street Finance Corp.	48,700	453,884
Prospect Capital Corp.	52,500	441,525
		895,409

Health Care - 1.50%
Abbott Laboratories	9,800	501,172

Industrials - 2.75%
Deere & Co.	6,500	419,705
Republic Services, Inc.	17,700	496,662
		916,367

Materials - 1.39%
Nucor Corp.	14,600	461,944

Telecommunication Service - 1.58%
Verizon Communications, Inc.	14,300	526,240

TOTAL COMMON STOCKS (Cost $5,344,360)		4,734,577

Real Estate Investment Trusts - 1.55%

Whitestone REIT - Series B	46,500	518,010

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $599,718)		518,010

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments - continued
September 30, 2011 (Unaudited)

Preferred Securities - 5.26%	Shares	Fair Value

EOS Preferred Corp., 8.500%	43,140	$838,642
Eurofresh Holding Company, Inc. - Series A, 10.000% (a) (f) (h) (i)	147	117,600
GMX Resources, Inc. - Series B, 9.250%	49,250	797,850

TOTAL PREFERRED SECURITIES (Cost $4,478,249)		1,754,092

Warrants - 0.00%

Bally Total Fitness Holding Corp., expires 09/01/2014 (a) (f) (h) (i)	1,106	0

TOTAL WARRANTS (Cost $0)		0

	Principal
Corporate Bonds - 41.85%	Amount	Fair Value

AGY Holding Corp., 11.000%, 11/15/2014	850,000	620,500
American Airlines, Inc., Series 91C2, 9.730%, 09/29/2014 (b) (f)	1,090,093	1,002,885
American Casino and Entertainment Properties, LLC, 11.000%, 06/15/2014	575,000	559,188
Bridgemill Finance, LLC, 8.000%, 07/15/2017 (e) (f)	1,200,000	720,000
CKE Restaurants, Inc., 11,375%, 07/15/2018	932,000	973,940
Chukchansi Economic Development Authority, 8.000%, 11/15/2013 (e)	1,300,000	887,250
Clearwire Communications LLC, 12.000%, 12/01/2015 (e)	1,000,000	847,500
CVS Caremark Corp., 6.302%, 06/01/2037 (d)	750,000	725,738
Edison Mission Energy, 7.750%, 06/15/2016	600,000	405,000
Edison Mission Energy, 7.000%, 05/15/2017	1,000,000	600,000
Forster Drilling Corp., 10.000%, 01/15/2013 (a) (c) (e) (f) (i)	910,000	655,200
Gentiva Health Services, 11.500%, 09/01/2018	1,000,000	800,000
Morgan Stanley, 11.000%, 03/25/2031 (d)	600,000	564,000
Morgan Stanley, 9.000%, 06/30/2031 (d)	900,000	873,000
O&G Leasing, LLC, 10.500%, 09/15/2013 (a) (c) (e) (f)	1,530,000	1,086,300
Plaza Orlando Condo Association, Inc., 5.500%, 05/15/2031 (e) (f)	252,000	134,087
Reddy Ice Corp., 11.250%, 03/15/2013	800,000	734,000
Rotech Healthcare, Inc., 10.500%, 03/15/2018 (e)	1,000,000	812,500
SLM Corp., 6.000%, 05/10/2012	1,000,000	948,712

TOTAL CORPORATE BONDS (Cost $16,686,413)		13,949,800

Reverse Convertible Bonds - 3.61%
Bank of Montreal, 12.140%, 02/10/2012	400,000	349,320
Bank of Montreal, 13.310%, 02/10/2012	500,000	472,950
JPMorgan Chase & Co., 10.000%, 02/09/2012	400,000	380,240

TOTAL REVERSE CONVERTIBLE BONDS (Cost $1,300,000)		1,202,510

U. S. Municipal Bonds - 5.47%

Glendale Redevelopment Agency, 8.350%, 12/1/2024	800,000	861,592
Oakland Redevelopment Agency, 7.500%, 09/1/2019	595,000	638,494
San Francisco City & County Redevelopment Agency, 8.125%, 08/01/2026	100,000	106,396
San Francisco City & County Redevelopment Agency, 8.375%, 08/01/2026	200,000	215,212

TOTAL U. S. MUNICIPAL BONDS (Cost $1,646,135)		1,821,694

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments - continued
September 30, 2011 (Unaudited)

	Principal
Foreign Bonds Denominated in US Dollars - 26.61%	Amount	Fair Value

Barclays Bank, PLC, 10.500%, 02/03/2026 (d)	800,000	$697,600
BSP Finance BV, 10.750%, 11/01/2011	1,055,000	1,023,350
Ceagro Agricola, Ltd. 10.750%, 05/16/2016 (e)	800,000	788,000
China Lumena New Materials Corp., 12.000%, 10/27/2014 (e)	850,000	776,687
Credit Agricole SA, 8.375%, call date 10/13/2019 (d) (e) (g)	1,000,000	792,500
Grupo Posadas SAB de CV, 9.250%, 01/15/2015 (e)	740,000	669,700
Maxcom Telecommunicaciones SAB de CV, 11.000%, 12/15/2014	790,000	521,400
Newland International Properties Corp., 9.500%, 11/15/2014 (e)	700,000	518,000
Petroleos de Venezuela SA, 4.900%, 10/28/2014	1,300,000	898,625
Provincia de Buenos Aires, 9.625%, 04/18/2028 (e)	1,000,000	650,000
Rabobank Netherland, 11.000%, call date 06/30/2019 (d) (e) (g)	500,000	602,897
UPM-KYMME Corp., 7.450%, 11/26/2027 (e)	1,100,000	929,500

TOTAL FOREIGN BONDS DENOMINATED
IN US DOLLARS (Cost $9,905,177)		8,868,259

Money Market Securities - 0.87%	Shares	Fair Value

Federated Prime Obligations Fund - Institutional Shares, 0.13% (d)	288,669	288,669

TOTAL MONEY MARKET SECURITIES (Cost $288,669)		288,669

TOTAL INVESTMENTS (Cost $40,248,721) - 99.42%		$33,137,611

Other assets in excess of liabilities - 0.58%		193,017

TOTAL NET ASSETS - 100.00%		$33,330,628

(a) Non-income producing.
(b) Asset-backed security.
(c) Issue is in default.
(d) Variable rate security; the rate shown represents the yield at September 30, 2011.
(e) Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f) This security is currently valued by the Advisor, according to fair value procedures approved by the Trust.
(g) Perpetual Bond - the bond has no maturity date.
(h) Security received as part of a bankruptcy. Security is currently unregistered and restricted from sale.
(i) Security is illiquid at September 30, 2011, at which time the aggregate value of illiquid securities is $776,447 or 2.33%
of net assets.

Tax Related
Gross unrealized appreciation		$205,826
Gross unrealized depreciation		(8,458,022)
Net unrealized appreciation (depreciation)		$(8,252,196)

Aggregate cost of securities for income tax purposes		$41,389,807

See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Common Stocks - 99.96%	Shares	Fair Value

Consumer Discretionary - 9.12%
American Greetings Corp. - Class A	7,350	$135,975
Asia Entertainment & Resources, Ltd.	18,000	97,200
CEC Entertainment, Inc.	4,200	119,574
Collectors Universe, Inc.	11,900	175,525
Superior Industries International, Inc.	8,400	129,780
		658,054

Consumer Staples - 4.80%
British American Tobacco PLC (a)	2,100	177,933
Philip Morris International, Inc.	2,700	168,426
		346,359

Energy - 12.42%
ConocoPhillips	3,150	199,458
Pioneer Southwest Energy Partners, LP (b)	5,000	120,850
Royal Dutch Shell PLC (a)	2,400	147,648
Spectra Energy Partners LP (b)	5,600	157,976
Total SA (a)	3,057	134,111
YPF Sociedad Anonima (a)	4,000	136,840
		896,883

Financials - 14.64%
Advance America Cash Advance Centers, Inc.	31,700	233,312
Bancolombia S.A. (a)	2,100	116,970
Federated Investors, Inc. - Class B	10,617	186,116
Fidelity National Financial, Inc. - Class A	12,300	186,714
First Niagra Financial Group, Inc.	17,190	157,289
New York Community Bancorp, Inc.	14,792	176,025
		1,056,426

Health Care - 7.55%
Advocat, Inc.	34,500	209,760
National Healthcare Corp.	5,200	167,960
Sanofi (b)	5,100	167,280
		545,000

Industrials - 14.58%
Diana Containerships, Inc.	33,800	154,804
Fly Leasing Ltd. (a)	12,800	145,280
Healthcare Services Group, Inc.	11,300	182,381
Intersections, Inc.	10,300	132,355
Koninklijke Philips Electronics N.V. (c)	5,850	104,949
US Ecology, Inc.	10,250	158,568
Waste Management, Inc.	5,350	174,196
		1,052,533

See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund
Schedule of Investments - continued
September 30, 2011 (Unaudited)

Common Stocks - 99.96% - continued	Shares	Fair Value

Information Technology - 13.33%
Analog Devices, Inc.	4,150	$129,688
Ituran Location and Control Ltd.	11,400	132,810
KLA-Tencor Corp.	4,000	153,120
Linear Technology Corp.	5,387	148,951
Maxim Integrated Products, Inc.	6,700	156,311
Microchip Technology, Inc.	4,900	152,439
Wayside Technology Group, Inc.	8,900	89,267
		962,586

Materials - 9.52%
PPG Industries, Inc.	1,900	134,254
Quaker Chemical Corp.	4,500	116,640
RPM International, Inc.	7,595	142,027
Southern Copper Corp.	4,900	122,451
Terra Nitrogen Co., LP (b)	1,190	171,883
		687,255

Telecommunication Service - 11.61%
China Mobile Limited (a)	3,800	185,097
HickoryTech Corp.	17,750	170,755
Rogers Communications, Inc. - Class B	4,600	157,366
Telecom Corp. of New Zealand Ltd. (a)	17,173	169,669
Vodafone Group PLC (a)	6,062	155,490
		838,377

Utilities - 2.39%
Entergy Corp.	2,600	172,354

TOTAL COMMON STOCKS (Cost $8,035,183)		7,215,827

Money Market - 0.34%

Federated Prime Obligations Fund - Institutional Shares, 0.13% (d)	24,843	24,843

TOTAL MONEY MARKET (Cost $24,843)		24,843

TOTAL INVESTMENTS (Cost $8,060,026) - 100.30%		$7,240,670

Liabilities in excess of other assets - (0.30)%		(21,731)

TOTAL NET ASSETS - 100.00%		$7,218,939

(a) American Depositary Receipt.
(b) Master Limited Partnership
(c) New York Registry
(d) Variable rate security; the rate shown represents the yield at September 30, 2011.

Tax Related
Gross unrealized appreciation		$258,293
Gross unrealized depreciation		(1,087,242)
Net unrealized appreciation (depreciation)		$(828,949)

Aggregate cost of securities for income tax purposes		$8,069,619

See accompanying notes which are an integral part of these financial statements.

IMS Funds
Related Notes to the Schedule of Investments
September 30, 2011
(Unaudited)

Security Transactions and Related Income - Each Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Dividend income and distributions from Master Limited Partnerships (“MLPs”) are recorded on the ex-dividend date.  Distributions received from investments in MLPs generally are recorded as a return of capital, reducing the cost basis of the associated MLP investment. Income or loss from the MLP investments is recorded upon receipt of the MLP’s K-1.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. For bonds that miss a scheduled interest payment, after the grace period, all interest accrued on the bond is written off and no additional interest will be accrued. However, for illiquid or fair valued bonds, if the Advisor’s research indicates a high recovery rate in restructuring, and the Fund expects to hold the bond until the issue is restructured, past due interest may not be written off in its entirety. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, MLPs, real estate investment trusts, income trusts, preferred and convertible preferred securities, and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.

IMS Funds
Related Notes to the Schedule of Investments - continued
September 30, 2011
 (Unaudited)

Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities. The Advisor has used inputs such as restructuring settlements and liquidation proceeds in determining the fair value of such Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, reverse convertible bonds, municipal bonds, and foreign bonds denominated in US dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, the outcomes of restructuring discussions and the value of secured assets designated as collateral, discussions with underwriters regarding the sales of assets and the payment of past interest due and face value of the bond, bids or market trading in active markets, pricing of similar maturity and rated bonds, issuers calling other issued bonds, restructuring settlements and liquidation proceeds, and the financial condition of the issuer in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

IMS Funds
Related Notes to the Schedule of Investments - continued
September 30, 2011
 (Unaudited)

Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Value Fund’s investments as of September 30, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$41,826,492	$-	$-	$41,826,492

Money Market	16,225	-	-	16,225

Total	$41,842,717	$-	$-	$41,842,717
*See the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund did not hold any derivative instruments during the reporting period.  During the period ended September 30, 2011, there were no significant transfers between levels.  The amount of transfers in/out are reflected at the securities’ fair value on the date of transfer.

The following is a summary of the inputs used to value the Income Fund’s investments as of September 30, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$4,730,900	$-	$3,677	$4,734,577

Real Estate Investment Trusts	518,010	-	-	518,010

Preferred Securities	1,636,492	-	117,600	1,754,092

Warrants**	-	-	-	-

Corporate Bonds	-	10,351,328	3,598,472	13,949,800

Reverse Convertible Bonds	-	1,202,510	-	1,202,510

U.S. Municipal Bonds	-	1,821,694	-	1,821,694

IMS Funds
Related Notes to the Schedule of Investments - continued
September 30, 2011
 (Unaudited)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2011	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Sales	Transfers into (out of) Level 3	Balance as of September 30, 2011
Common Stocks	$3,677	$-	$-	$-	$-	$-	$3,677
Preferred Securities	117,600	-	-	-	-	-	117,600
Corporate Bonds	3,679,178	-	(269)	(80,437)	-	-	3,598,472
Certificates of Deposit	20,515	306	-	-	(20,821)	-	-
Total	$3,820,970	$306	$(269)	$(80,437)	$(20,821)	$-	$3,719,749

The Income Fund did not hold any derivative instruments during the reporting period.  During the period ended September 30, 2011, there were no significant transfers between levels.  The amount of transfers in/out are reflected at the securities’ fair value on the date of transfer.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2011 was ($80,437) as shown below.

Total Change in Unrealized Appreciation (Depreciation)

Common Stocks	$-

Preferred Securities	-

Corporate Bonds	(80,437)

Certificates of Deposit	-

Total	$(80,437)

IMS Funds
Related Notes to the Schedule of Investments - continued
September 30, 2011
 (Unaudited)

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of September 30, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$7,215,827	$-	$-	$7,215,827

Money Market Securities	24,843	-	-	24,843

Total	$7,240,670	$-	$-	$7,240,670
*See the Schedule of Investments for industry classifications.

The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Dividend Growth Fund did not hold any derivative instruments during the reporting period.  During the period ended September 30, 2011, there were no significant transfers between levels.  The amount of transfers in/out are reflected at the securities’ fair value on the date of transfer.

Restricted Securities - Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing service or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor.  The Income Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933.  It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

IMS Funds
Related Notes to the Schedule of Investments - continued
September 30, 2011
 (Unaudited)

At September 30, 2011, the aggregate value of restricted securities amounted to $10,870,121 and value amounts to 32.61% of the net assets of the Income Fund.

			Shares or
	Acquisition		Principal	Amortized
	Date		Amount	Cost	Value

Bridgemill Finance, LLC, 8.000%, 7/15/2017	7/12/2007		$1,200,000	$1,200,000	$720,000
Ceagro Agricola Ltd., 10.750%, 5/16/2016	2/2/2011		$800,000	780,395	788,000
China Lumena New Materials Corp., 12.000%, 10/27/2014	4/12/2011		$850,000	873,106	776,687
Chukchanski Economic Development Authority, 8.000%, 11/15/2013	4/25/2011	(a)	$1,300,000	1,106,036	887,250
Clearwire Communications LLC, 12.000%, 12/01/2015	3/25/2010		$1,000,000	1,020,545	847,500
Credit Agricole SA, 8.375%, 10/13/2019	9/17/2010	(b)	$1,000,000	1,076,114	792,500
Forster Drilling Corp., 10.000%, 1/15/2013	12/27/2007		$910,000	884,486	655,200
Grupo Posadas SAB de CV, 9.250%, 1/15/2015	5/17/2011		$740,000	730,720	669,700
Newland International Properties Corp., 9.500%, 11/15/2014	6/3/2011		$700,000	644,871	518,000
O&G Leasing, LLC, 10.500%, 9/15/2013	4/4/2007	(c)	$1,530,000	1,512,436	1,086,300
Plaza Orlando Condo Association, Inc., 5.500%, 5/15/2031	8/30/2006		$252,000	252,000	134,087
Provincia de Buenos Aires, 9.625%, 4/18/2028	11/12/2010		$1,000,000	864,913	650,000
Rabobank Netherland, 11.000%, 6/30/2019	11/6/2009		$500,000	597,953	602,897
Rotech Healthcare, Inc., 10.500%, 3/15/2018	3/23/2011	(d)	$1,000,000	1,011,702	812,500
UPM-KYMME Corp., 7.450%, 11/26/2027	3/24/2010		$1,100,000	919,816	929,500
				$13,475,093	$10,870,121

(a) Purchased on various dates beginning 4/25/2011.
(b) Purchased on various dates beginning 9/17/2010.
(c) Purchased on various dates beginning 4/04/2007.
(d) Purchased on various dates beginning 3/23/2011.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of November 29, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By  /s/Brian L. Blomquist
       Brian L. Blomquist, President

Date: 11/29/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Brian L. Blomquist
       Brian L. Blomquist, President

Date: 11/29/2011

By    /s/Robert W. Silva
        Robert W. Silva, Treasurer

Date: 11/29/2011